Inventories, Net - Schedule of Inventories (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Inventories [Abstract]
Raw materials and components		$ 32,475	$ 28,331
Finished goods	[1]	27,867	39,381
Inventories, total		$ 60,342	$ 67,712

[1]	Includes amounts of $1,100 and $367 as of December 31, 2024 and 2023, respectively, with respect to inventory delivered to customers for which revenue was not yet recognized.